Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of changes in outstanding stock options

Changes in Outstanding Stock Options
	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2017	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	116	1,950	2,066	132.13	11.57
Exercised	—	(1,474)	(1,474)	—	11.51			32,333
Forfeitures and cancellations	(58)	—	(58)	151.20	—
Resignations, retirements, redundancies	—	—	—	—	—
Outstanding at end of year	58	476	534	113.46	11.73	0.63	2.48	11,700
Vested and exercisable at end of year	58	476	534	113.46	11.73	0.63	2.48

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2016	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	218	2,608	2,826	135.19	11.60
Exercised	—	(625)	(625)	—	11.68			8,938
Forfeitures and cancellations	(102)	(5)	(107)	138.79	11.50
Resignations, retirements, redundancies	—	(28)	(28)	—	11.50
Outstanding at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42	38,489
Vested and exercisable at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2015	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	352	2,678	3,030	130.70	11.70
Exercised	—	(55)	(55)	—	11.50			393
Forfeitures and cancellations	(134)	(2)	(136)	123.30	11.50
Resignations, retirements, redundancies	—	(13)	(13)	—	11.50
Outstanding at end of year	218	2,608	2,826	135.19	11.60	1.78	4.75	20,594
Vested and exercisable at end of year	218	1,242	1,460	135.19	11.60	1.78	4.94

Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2017		December 31, 2016		December 31, 2015
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	215	640	226	606	265	706
Granted	132	236	115	360	175	253
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million)	(102)	(196)	(118)	(302)	(207)	(322)
Resignations, retirements, redundancies	(1)	(1)	(8)	(24)	(7)	(31)
Outstanding at end of year	244	679	215	640	226	606

Schedule of share-based compensation cost recognized in net income

Share-based Compensation Cost Recognized in Net Income
	Year ended
	December 31, 2017			December 31, 2016			December 31, 2015
	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total
Cost recognized in net income	—	8,110	8,110	8,697	5,375	14,072	521	7,182	7,703

Schedule of unrecognized compensation cost

Unrecognized Share-based Compensation Cost	December 31, 2017		December 31, 2016
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	3,453	1.85	2,040	1.69

ELTIP
Time vesting shares	3,302	1.89	2,988	2.71
Performance vesting shares	5,010	1.78	3,802	1.78
Total unrecognized expense	11,765		8,830